APCA RESI O4B-25A, LLC ABS-15G

Exhibit 99.1

Table for Form ABS-15G (Repurchase Reporting)
APCA Resi O4B-24A, LLC

Name of the Issuing Entity	Deal Name	Closing Date	CIK#	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand(3)			Assets That Were Repurchased or Replaced(4)			Asset Pending Repurchase or Replacement (within cure period)(5)			Demand in Dispute(6)			Demand Withdrawn(7)			Demand Rejected(8)
Asset Type: Residential Mortgage Loans						(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
HOMES 2026-NQM2 Trust	Mortgage Pass-Through Certificates, Series 2026-NQM2	04/02/2026			Lendermac	376	$202,364,096.97	52.15%	14	$10,552,714.26	5.21%	0	$0.00		14	$10,552,714.26	5.21%	0	$0.00		0	$0.00		0	$0.00
					LoanDepot	264	$140,243,085.82	36.14%	2	$595,694.97	0.42%	0	$0.00		2	$595,694.97	0.42%	0	$0.00		0	$0.00		0	$0.00
					PennyMac	89	$28,914,247.70	7.45%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00
					Arch Mortgage	37	$16,495,201.43	4.25%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00

TOTAL HOMES 2026-NQM2						766	$388,016,631.92	100.00%	16	$11,148,409.23	2.87%	0	$0.00		16	$11,148,409.23	2.87%	0	$0.00		0	$0.00		0	$0.00
HOMES 2026-NQM4 Trust	Mortgage Pass-Through Certificates, Series 2026-NQM4	06/12/2026			LenderMac	390	$201,402,356.25	45.22%	9	$4,324,329.61	2.15%	0	$0.00		9	$4,324,329.61	2.15%	0	$0.00		0	$0.00		0	$0.00
					Onslow Bay	193	$88,810,185.43	19.94%	4	$2,034,032.13		0	$0.00		4	$2,034,032.13	2.29%	0	$0.00		0	$0.00		0	$0.00
					LoanDepot	141	$64,735,826.08	14.54%	3	$1,136,865.72	1.76%	0	$0.00		3	$1,136,865.72	1.76%	0	$0.00		0	$0.00		0	$0.00
					Penny Mac	174	$60,544,746.75	13.59%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00
					Hanmi	56	$29,565,501.39	6.64%	8	$5,232,056.71	17.70%	1	$771,129.38	2.61%	7	$4,460,927.33	15.09%	0	$0.00		0	$0.00		0	$0.00
					Arch Mortgage	1	$289,268.48	0.06%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00
								0.00%
TOTAL HOMES 2026-NQM4						955	$445,347,884.38	100.00%	24	$12,727,284.17	2.86%	1	$771,129.38	0.17%	23	$11,956,154.79	2.68%	0	$0.00		0	$0.00		0	$0.00
HOMES 2026-NQM6 Trust	Mortgage Pass-Through Certificates, Series 2026-NQM4	09/16/2026			Lendermac	490	$237,018,299.82	49.14%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00
					Amwest	201	$87,911,097.35	18.23%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00
					Onslow Bay	125	$66,938,140.98	13.88%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00
					G Rate	106	$60,926,126.49	12.63%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00
					Hanmi	53	$28,482,837.62	5.91%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00
					LoanDepot	1	$1,061,937.42	0.22%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00
								0.00%
TOTAL HOMES 2026-NQM6						976	$482,338,439.68	100.00%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00
GRAND TOTAL						2,697	$1,315,702,955.98	100.00%	40	$23,875,693.40	1.81%	1	$771,129.38	0.06%	39	$23,104,564.02	1.76%	0	$0.00		0	$0.00		0	$0.00

Footnotes:

(1)       For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase are listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in and was reported for a prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

(2)       [Reserved.]

(3)       Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made or other activity occurred during the subject reporting period (or in a prior reporting period if not previously reported), and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(4)       “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated and for which a make-whole payment was made in lieu of repurchase, or may include assets that were subject of a litigation settlement.

(5)       “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(6)       “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review. This column does not show an asset if the demand was in dispute in a prior reporting period, and no further activity occurred during this reporting period.

(7)       “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(8)       “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.